Depreciation	12 Months Ended
Dec. 31, 2023
Depreciation
Depreciation

Note 10     Depreciation

Amounts in US$ ‘000	2023	2022	2021
Oil and gas properties	95,369	76,720	66,011
Production facilities and machinery	12,896	12,244	12,468
Furniture, equipment and vehicles	1,304	1,344	1,960
Buildings and improvements	503	672	700
Depreciation of property, plant and equipment (a)	110,072	90,980	81,139
Related to:
Productive assets	108,265	88,964	78,479
Administrative assets	1,807	2,016	2,660
Depreciation total (a)	110,072	90,980	81,139
(a)	Depreciation without considering capitalized costs for oil stock included in Inventories nor depreciation of right-of-use assets.